ACTIVE M EMERGING MARKETS EQUITY FUND
ACTIVE M EMERGING MARKETS EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily emerging and frontier market equity securities. Any income received is incidental to this objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ACTIVE M EMERGING MARKETS EQUITY FUND ACTIVE M EMERGING MARKETS EQUITY FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ACTIVE M EMERGING MARKETS EQUITY FUND ACTIVE M EMERGING MARKETS EQUITY FUND
Management Fees	1.08%
Other Expenses	0.14%	[1]
Transfer Agent Fees	0.04%
Other Operating Expenses	0.10%
Total Annual Fund Operating Expenses	1.22%	[2]
Expense Reimbursement	(0.12%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%	[3]
[1]	Other expenses have been restated to reflect current fees.
[2]	The Fund’s Total Annual Fund Operating Expenses will not correlate to the Fund’s ratio of average net assets to expenses before expense reimbursements and credits included in the Fund’s Financial Highlights in the Fund’s complete Prospectus due to the restatement of Other Expenses.
[3]	Northern Trust Investments, Inc. (“NTI” or the “Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Fund Operating Expenses” exceed 1.10%. This contractual limitation may not be terminated before July 31, 2020 without the approval of the Fund’s Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ACTIVE M EMERGING MARKETS EQUITY FUND | ACTIVE M EMERGING MARKETS EQUITY FUND | USD ($)	112	375	659	1,467

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.98% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled in emerging and frontier markets. Emerging and frontier markets are defined as those markets included in the MSCI Emerging Markets® Index and MSCI Frontier Markets® Index. As of May 31, 2019, the indices included the following markets: Argentina, Bahrain, Bangladesh, Benin, Brazil, Burkina Faso, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Guinea-Bissau, Hungary, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Lebanon, Lithuania, Malaysia, Mali, Mauritius, Mexico, Morocco, Niger, Nigeria, Oman, Pakistan, Peru, the Philippines, Poland, Qatar, Romania, Russia, Saudi Arabia, Senegal, Serbia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Togo, Tunisia, Turkey, the United Arab Emirates and Vietnam. These countries are subject to change with changes in the indices. The Fund’s sub-advisers may also consider emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies. The Fund may invest in companies of any size located in a number of countries throughout the world.

The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s style, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

The sub-advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. It is not a sponsor of the Active M Emerging Markets Equity Fund and is not affiliated with the Fund in any way.
PRINCIPAL RISKS
CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund’s investments in the affected region.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, sub-advisers, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund, its investment adviser and sub-advisers have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

DEPOSITARY RECEIPTS RISK. Foreign securities may trade in the form of Depositary Receipts. In addition to investment risks associated with the underlying issuer, Depositary Receipts may expose the Fund to additional risks associated with non-uniform terms that apply to Depositary Receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, and market risks and the risk of an illiquid market for Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depository Receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the Depository Receipts.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

FINANCIAL SECTOR RISK is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital, among other factors.

FOREIGN CUSTODY RISK. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

FRONTIER MARKETS RISK is the risk that frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

GEOGRAPHIC AND SECTOR RISK is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so concentrated.

LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or net asset value. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large share purchases of the Fund may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser or sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equities market or adverse investor sentiment. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The market value of the securities in which the Fund invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

MULTI-MANAGER RISK is the risk that the sub-advisers’ investment styles will not always be complementary, which could affect the performance of the Fund.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

TECHNOLOGY SECURITIES RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2019 is 7.65%. For the period shown in the bar chart above, the highest quarterly return was 33.33% in the second quarter of 2009, and the lowest quarterly return was (22.25)% in the third quarter of 2011.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2018)
Average Annual Total Returns - ACTIVE M EMERGING MARKETS EQUITY FUND	Inception Date	1-Year	5-Year	10-Year	Since Inception
ACTIVE M EMERGING MARKETS EQUITY FUND	Nov. 19, 2008	(14.90%)	0.86%	8.31%	10.24%
ACTIVE M EMERGING MARKETS EQUITY FUND | Returns after taxes on distributions		(14.89%)	0.64%	7.63%	9.55%
ACTIVE M EMERGING MARKETS EQUITY FUND | Returns after taxes on distributions and sale of Fund shares		(8.46%)	0.77%	6.94%	8.63%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		(14.58%)	1.65%	8.02%	9.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes, or cause the Returns after taxes on distributions to be higher than the Returns before taxes.